Consolidated Condensed Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current		$ 47.8	$ 45.6
Accumulated depreciation	$ 1,027.6	$ 1,004.2	$ 976.8
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock authorized (in shares)	15,000,000	15,000,000	100
Preferred stock issued (in shares)	0	0	0
Preferred stock outstanding (in shares)	0	0	0
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock authorized (in shares)	2,000,000,000	2,000,000,000	100
Common stock issued (in shares)	346,800,000	346,000,000	100
Common stock outstanding (in shares)	346,600,000	345,900,000	100